Commitments and Contingencies - Payments Under Operating Lease Commitments (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 14,210
2022	11,663
2023	11,235
2024	10,864
2025	8,020
Thereafter	16,331
Total future contractual payments	$ 72,323